Investment in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Investment Income for Master Trust

Investment income for the Master Trust was as follows (in thousands):

Year Ended December 31, 2025
Investment income:
Net investment appreciation	$914,202
Interest and dividend income	152,929
Total	$1,067,131
Plan’s percentage of investment income from the Master Trust	35%

EBP 002
EBP, Master Trust [Line Items]
Schedule of Total of Investments in Master Trust

The following table presents the total of investments in the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Investment	Master Trust	Plan’s Investment
Investments:
Mutual Funds	$1,568,564	$528,072	$1,427,910	$494,086
Company Stock Fund	731,913	253,062	710,698	247,772
Common / Collective Trusts	5,004,869	1,754,708	4,331,428	1,535,828
Total investments measured at fair value	7,305,346	2,535,842	6,470,036	2,277,686
Investments measured at contract value	656,934	218,138	688,896	236,585
Total	$7,962,280	$2,753,980	$7,158,932	$2,514,271
Plan’s Percentage of Investment in Master Trust Net Assets		35%		35%